Related party disclosures - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures [Line Items]
Provision for receivables	$ 7,075	$ 8,815
Related parties
Related Party Disclosures [Line Items]
Provision for receivables	$ 800	$ 1,378